Change in accounting policy (Detail) - Adjustments to Financial Position $ in Thousands	Sep. 30, 2017 USD ($)
Previously Reported [Member]
Statement Line Items [Line Items]
Exploration and evaluation	$ 640,228
Mineral properties, net book value	35,075
Plant and equipment, net book value	277,637
Deferred income taxes	(58,193)
Non-controlling interest	(158,599)
Adjustment [Member]
Statement Line Items [Line Items]
Exploration and evaluation	(92,396)
Mineral properties, net book value	(18,700)
Plant and equipment, net book value	598
Net decrease in assets	(110,498)
Deferred income taxes	24,562
Net decrease in liabilities	(85,936)
Non-controlling interest	16,030
Net decrease in equity	(69,906)
Restated [Member]
Statement Line Items [Line Items]
Exploration and evaluation	547,832
Mineral properties, net book value	16,375
Plant and equipment, net book value	278,235
Deferred income taxes	(33,631)
Non-controlling interest	$ (142,569)